Contract Acquisition Assets - Schedule of Reconciliation of Contract Acquisition Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Contract assets [abstract]
Balance, beginning of year	$ 14,524	$ 13,344
Contract acquisition costs incurred	15,011	12,160
Amortization	(13,804)	(10,980)
Balance, end of year	15,731	14,524
Less: current portion	(9,518)	(8,253)
Contract acquisition assets (note 5)	$ 6,213	$ 6,271